Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pretax income
U.S.	$ 165	$ 85	$ (76)
Foreign	260	250	(220)
Total	425	335	(296)
Current:
U.S. federal	(215)	(61)	(84)
State and local	(21)	18	12
Foreign	88	43	38
Total	(148)		(34)
Deferred:
U.S. federal	62	22	(117)
State and local	(11)	(7)	(18)
Foreign	22	12	(124)
Total	73	27	(259)
Total Income Tax Expense (Benefit), Continuing Operations	$ (75)	$ 27	$ (293)